Fees Summary	Jul. 08, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	* Calculated in accordance with Rule 457(c), based on the average of the high and low prices reported on the consolidated reporting system on July 7, 2026.
Narrative - Max Aggregate Offering Price	$ 17,345,867.25
Final Prospectus	true